Leases - Additional Information (Detail) - USD ($) $ in Millions	4 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Accrued Expenses and Other Current Liabilities [Line Items]
Contingent lease payables incurred		$ 5.6
Rental expense for operating leases	$ 0.8	$ 1.5	$ 0.9
Minimum
Accrued Expenses and Other Current Liabilities [Line Items]
Noncancelable operating leases, renewal option period		3 years
Maximum
Accrued Expenses and Other Current Liabilities [Line Items]
Noncancelable operating leases, renewal option period		5 years